Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Cost:
Property and equipment, gross	¥ 3,191		¥ 3,191		¥ 63,666
Less: Accumulated depreciation	(2,849)		(2,691)		(24,726)
Property and equipment, net	342	$ 50	500	$ 70	38,940
Vehicle [Member]
Cost:
Property and equipment, gross	2,269		2,269		3,043
Office furniture, fixtures and equipment [Member]
Cost:
Property and equipment, gross	¥ 922		¥ 922		¥ 20,456